Note 9 - Segment Information - Reconciliation of Operating Profit (Loss) From Segments to Consolidated (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Segment operating income (loss)	€ (1,482)	€ (848)
Financial income (expense), net	528	1,408
Foreign Currency exchange (losses) gains, net	456	(450)
Other income (expense), net
Income tax (expense) credit	(180)	(175)
Net income (loss)	€ (679)	€ (65)